Securitizations and Variable Interest Entities	6 Months Ended
Sep. 30, 2016
Securitizations and Variable Interest Entities
Securitizations and Variable Interest Entities

6. Securitizations and Variable Interest Entities:

Securitizations

Nomura utilizes special purpose entities (“SPEs”) to securitize commercial and residential mortgage loans, government agency and corporate securities and other types of financial assets. Those SPEs are incorporated as stock companies, Tokumei kumiai (silent partnerships), Cayman special purpose companies (“SPCs”) or trust accounts. Nomura’s involvement with SPEs includes structuring SPEs, underwriting, distributing and selling debt instruments and beneficial interests issued by SPEs to investors. Nomura accounts for the transfer of financial assets in accordance with ASC 860. This statement requires that Nomura accounts for the transfer of financial assets as a sale when Nomura relinquishes control over the assets. ASC 860 deems control to be relinquished when the following conditions are met: (a) the assets have been isolated from the transferor (even in bankruptcy or other receivership), (b) the transferee has the right to pledge or exchange the assets received, or if the transferee is an entity whose sole purpose is to engage in securitization or asset-backed financing activities, the holders of its beneficial interests have the right to pledge or exchange the beneficial interests, and (c) the transferor has not maintained effective control over the transferred assets. Nomura may retain an interest in the financial assets, including residual interests in the SPEs. Any such interests are accounted for at fair value and reported within Trading assets in Nomura’s consolidated balance sheets, with the change in fair value reported within Revenue—Net gain on trading. Fair value for retained interests in securitized financial assets is determined by using observable prices; or in cases where observable prices are not available for certain retained interests, Nomura estimates fair value based on the present value of expected future cash flows using its best estimates of the key assumptions, including forecasted credit losses, prepayment rates, forward yield curves and discount rates commensurate with the risks involved. Nomura may also enter into derivative transactions in relation to the assets transferred to an SPE.

As noted above, Nomura may have continuing involvement with SPEs to which Nomura transferred assets. For the six and three months ended September 30, 2015, Nomura received cash proceeds from SPEs in new securitizations of ¥157 billion and ¥65 billion, respectively, and the associated gain (loss) on sale was not significant. For the six and three months ended September 30, 2016, Nomura received cash proceeds from SPEs in new securitizations of ¥138 billion and ¥15 billion, respectively, and the associated gain (loss) on sale was not significant. For the six and three months ended September 30, 2015, Nomura received debt securities issued by these SPEs with an initial fair value of ¥929 billion and ¥462 billion, respectively, and cash inflows from third parties on the sale of those debt securities of ¥642 billion and ¥363 billion, respectively. For the six and three months ended September 30, 2016, Nomura received debt securities issued by these SPEs with an initial fair value of ¥1,414 billion and ¥722 billion, respectively, and cash inflows from third parties on the sale of those debt securities of ¥1,047 billion and ¥589 billion, respectively. The cumulative balance of financial assets transferred to SPEs with which Nomura has continuing involvement was ¥6,533 billion and ¥5,069 billion as of March 31, 2016 and September 30, 2016, respectively. Nomura’s retained interests were ¥200 billion and ¥271 billion, as of March 31, 2016 and September 30, 2016, respectively. For the six and three months ended September 30, 2015, Nomura received cash flows of ¥27 billion and ¥15 billion, respectively, from the SPEs on the retained interests held in the SPEs. For the six and three months ended September 30, 2016, Nomura received cash flows of ¥44 billion and ¥29 billion, respectively, from the SPEs on the retained interests held in the SPEs.

Nomura had outstanding collateral service agreements and written credit default swap agreements in the amount of ¥2 billion and ¥2 billion as of March 31, 2016 and September 30, 2016, respectively. Nomura does not provide financial support to SPEs beyond its contractual obligations.

The following tables present the fair value of retained interests which Nomura has continuing involvement in SPEs and their classification in the fair value hierarchy, categorized by the type of transferred assets.

	Billions of yen
	March 31, 2016
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥197	¥—	¥197	¥197	¥—
Bank and corporate debt securities	—	—	0	0	—	0
CMBS and RMBS	—	3	0	3	0	3

Total	¥—	¥200	¥0	¥200	¥197	¥3

	Billions of yen
	September 30, 2016
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥271	¥—	¥271	¥271	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	0	0	0	0	0

Total	¥—	¥271	¥0	¥271	¥271	¥0

The following table presents the key economic assumptions used to determine the fair value of the retained interests and the sensitivity of this fair value to immediate adverse changes of 10% and 20% in those assumptions.

	Billions of yen, except percentages
	Material retained interests held(1)
	March 31, 2016	September 30, 2016
Fair value of retained interests(1)	¥171	¥243
Weighted-average life (Years)	5.4	5.4
Constant prepayment rate	5.4%	3.3%
Impact of 10% adverse change	(1.4)	(1.5)
Impact of 20% adverse change	(2.4)	(2.8)
Discount rate	2.4%	3.1%
Impact of 10% adverse change	(0.9)	(1.1)
Impact of 20% adverse change	(1.6)	(2.1)

(1)	The sensitivity analysis covers the material retained interests held of ¥171 billion out of ¥200 billion as of March 31, 2016 and ¥243 billion out of ¥271 billion as of September 30, 2016.
Nomura considers the amount and the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Changes in fair value based on 10% or 20% adverse changes generally cannot be extrapolated since the relationship of the change in assumption to the change in fair value may not be linear. The impact of a change in a particular assumption is calculated holding all other assumptions constant. For this reason, concurrent changes in assumptions may magnify or counteract the sensitivities disclosed above. The sensitivity analyses are hypothetical and do not reflect Nomura’s risk management practices that may be undertaken under those stress scenarios.

The following table presents the type and carrying value of financial assets included within Trading assets which have been transferred to SPEs but which do not meet the criteria for derecognition under ASC 860. These transfers are accounted for as secured financing transactions and generally reported within Long-term borrowings. The assets are pledged as collateral of the associated liabilities and cannot be removed unilaterally by Nomura and the liabilities are non-recourse to Nomura.

	Billions of yen
	March 31, 2016	September 30, 2016
Assets
Trading assets
Equities	¥22	¥6
Debt securities	24	18
CMBS and RMBS	20	19

Total	¥66	¥43

Liabilities
Long-term borrowings	¥127	¥42

Variable Interest Entities

In the normal course of business, Nomura acts as a transferor of financial assets to VIEs, and underwriter, distributor, and seller of repackaged financial instruments issued by VIEs in connection with its securitization and equity derivative activities. Nomura retains, purchases and sells variable interests in VIEs in connection with its market-making, investing and structuring activities.

If Nomura has an interest in a VIE that provides Nomura with control over the most significant activities of the VIE and the right to receive benefits or the obligation to absorb losses that could be significant to the VIE, Nomura is the primary beneficiary of the VIE and must consolidate the entity, provided that Nomura does not meet separate tests confirming that it is acting as a fiduciary for other interest holders. Nomura’s consolidated VIEs include those that were created to market structured securities to investors by repackaging corporate convertible securities, mortgages and mortgage-backed securities. Certain VIEs used in connection with Nomura’s aircraft leasing business as well as other purposes are consolidated. Nomura also consolidates certain investment funds, which are VIEs, and for which Nomura is the primary beneficiary.

The power to make the most significant decisions may take a number of different forms in different types of VIEs. For transactions such as securitizations, investment funds, and CDOs, Nomura considers collateral management and servicing to represent the power to make the most significant decisions. Accordingly, Nomura does not consolidate such types of VIEs for which it does not act as collateral manager or servicer unless Nomura has the right to replace the collateral manager or servicer or to require liquidation of the entity.

For many transactions, such as where VIEs are used for re-securitizations of residential mortgage-backed securities, there are no significant economic decisions made on an ongoing basis and no single investor has the unilateral ability to liquidate the VIE. In these cases, Nomura focuses its analysis on decisions made prior to the initial closing of the transaction, and considers factors such as the nature of the underlying assets held by the VIE, the involvement of third party investors in the design of the VIE, the size of initial third party investment and the amount and level of any subordination of beneficial interests issued by the VIE which will be held by Nomura and third party investors. Nomura has sponsored numerous re-securitization transactions and in many cases has determined that it is not the primary beneficiary on the basis that control over the most significant decisions relating to these entities are shared with third party investors. In some cases, however, Nomura has consolidated such VIEs, for example, where it was determined that third party investors were not involved in the design of the VIEs, including where the size of third party investment was not significant at inception of the transaction.

As a result of adopting ASU 2015-02 as of April 1, 2016, certain investment funds are now consolidated and included in the balance of September 30, 2016. See Note 1 “Basis of accounting” for further information about the adoption of ASU 2015-02.

The following table presents the classification of consolidated VIEs’ assets and liabilities in these consolidated financial statements. The assets of a consolidated VIE may only be used to settle obligations of that VIE. Creditors do not have any recourse to Nomura beyond the assets held in the VIEs.

	Billions of yen
	March 31, 2016	September 30, 2016
Consolidated VIE assets
Cash and cash equivalents	¥3	¥3
Trading assets
Equities	530	695
Debt securities	756	612
CMBS and RMBS	22	3
Derivatives	1	18
Private equity investments	1	2
Office buildings, land, equipment and facilities	3	3
Other	7	32

Total	¥1,323	¥1,368

Consolidated VIE liabilities
Trading liabilities
Derivatives	¥3	¥20
Borrowings
Short-term borrowings	65	1
Long-term borrowings	744	863
Other	2	2

Total	¥814	¥886

Nomura continuously reassesses its initial evaluation of whether it is the primary beneficiary of a VIE based on current facts and circumstances as long as it has any continuing involvement with the VIE. This determination is based upon an analysis of the design of the VIE, including the VIE’s structure and activities, the power to make significant economic decisions held by Nomura and by other parties, and the variable interests owned by Nomura and other parties.

Nomura also holds variable interests in VIEs where Nomura is not the primary beneficiary. Nomura’s variable interests in such VIEs include senior and subordinated debt, residual interests, and equity interests associated with commercial and residential mortgage-backed and other asset-backed securitizations and structured financings, equity interests in VIEs which were formed primarily to acquire high yield leveraged loans and other lower investment grade debt obligations, residual interests in operating leases for aircraft held by VIEs, and loans and investments in VIEs that acquire operating businesses.

The following tables present the carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss associated with these variable interests. Maximum exposure to loss does not reflect Nomura’s estimate of the actual losses that could result from adverse changes, nor does it reflect the economic hedges Nomura enters into to reduce its exposure. The risks associated with VIEs in which Nomura is involved are limited to the amount recorded in the consolidated balance sheets, the amount of commitments and financial guarantees and the notional amount of the derivative instruments. Nomura believes the notional amount of derivative instruments generally exceeds the amount of actual risk.

	Billions of yen
	March 31, 2016
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥87	¥—	¥87
Debt securities	118	—	118
CMBS and RMBS	3,067	—	3,067
Investment trust funds and other	413	—	413
Derivatives	0	—	2
Private equity investments	14	—	14
Loans	423	—	423
Other	4	—	4
Commitments to extend credit and other guarantees	—	—	42

Total	¥4,126	¥—	¥4,170

	Billions of yen
	September 30, 2016
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥56	¥—	¥56
Debt securities	99	—	99
CMBS and RMBS	3,958	—	3,958
Investment trust funds and other	164	—	164
Derivatives	0	—	2
Private equity investments	24	—	24
Loans	380	—	380
Other	14	—	14
Commitments to extend credit and other guarantees	—	—	59

Total	¥4,695	¥—	¥4,756